Notes to the Balance Sheet - Summary of Tax Liabilities and Other Provisions - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Tax Liabilities	€ 0.3	€ 0.8
Provisions	€ 32.5	€ 14.7